Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability [Line Items]
Aggregate units (in Shares)	1,512,500
Preferred stock par value	$ 0.001	$ 0.001
Price per unit	0.001	$ 0.001
Exercise price per share	$ 4.4
Shares of gross proceeds (in Shares)	6,050,000
Proceeds from Issuance Initial Public Offering (in Dollars)	$ 5,225,840
Warrant liability (in Dollars)	1,971,975
Deemed dividend (in Dollars)	$ 1,971,975
Warrant [Member]
Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability [Line Items]
Price per unit	$ 4.28
Exercise price per share	$ 4.4
Proceeds from Issuance Initial Public Offering (in Dollars)	$ 6,050,000
Discount rate percent	4.38%
Stock price percentage	24.90%
Series A Senior Convertible Preferred Stock [Member]
Redeemable Preferred Stock, Mezzainine Equity and Warrant Liability [Line Items]
Preferred stock par value	$ 0.001
Purchase of common stock (in Dollars)	$ 1
Price per unit	$ 4
Exercise price per share	$ 4.4